Commitments and Contingencies (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 05, 2019	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Period to purchase additional shares	45 days	45 days
Additional shares the underwriters can purchase | shares	3,750,000	3,750,000
Underwriters discount (in dollars per unit) | $ / shares	$ 0.20	$ 0.20
Total underwriters discount | $	$ 5,250	$ 5,250
Underwriters commission (in dollars per unit) | $ / shares	$ 0.35	$ 0.35
Total underwriters commission | $	$ 9,190	$ 9,190